Cost of services rendered	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Cost of services rendered
20	Cost of services rendered

	2020	2019	2018
Salaries and wages	(7,896)	(10,165)	(10,413)
Directors and officers’ compensation (note 27)	(2,582)	(2,738)	(2,720)
Officers’ fund	(431)	1,037	(546)
Rewards and bonuses	(11,800)	(17,785)	(14,264)
Social security contributions and payroll taxes	(2,356)	(4,684)	(4,507)
Other short-term benefits	(2,164)	(2,563)	(2,717)

Personnel expenses	(27,229)	(36,898)	(35,167)

Amortization of placement agents’ fees (note 12)	(2,300)	(2,270)	(2,293)
Rebate fees	(30)	(27)	—

Amortization of placement agents and rebate fees	(2,330)	(2,297)	(2,293)

Amortization of contractual rights (note 12)	(3,623)	(3,763)	(3,763)

Costs of services rendered	(33,182)	(42,958)	(41,223)